Investments, at Fair Value	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value	Investments, at Fair Value
Valuation Methodologies
The following is a description of the valuation techniques and inputs used to determine fair value by class of instrument.
Short-term investments: Short-term investments are classified as Level 1 and are valued at quoted prices for the identical instrument.
Mutual funds: Mutual funds are valued at NAV and traded on a market exchange, resulting in the funds being classified as Level 1. Each fund’s NAV is calculated as of the close of business of the NYSE and National Association of Securities Dealers Automated Quotations.
Common/collective trust funds: Common/collective trust funds are classified as Level 2 and are valued at NAV as determined by using estimated fair value of the underlying assets and liabilities held in the funds. Standard models are used to estimate the fair value of the underlying assets using observable market inputs.
Group variable annuity: The ClearCourse® group variable annuity is classified as Level 1 and valued daily by GLAIC using the quoted market price of the underlying mutual fund (Vanguard Balanced Institutional Index Fund) less the applicable ClearCourse® asset charge. See note 6 for additional information.
Common stock of Genworth Financial, Inc.: Common stock is classified as Level 1 and valued at the closing stock price reported in the active market in which the individual securities are traded.
The preceding methods described may produce fair value calculations that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan sponsor believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies and assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement as of the end of the reporting period.
The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31:

	2025
	Total	Level 1	Level 2	Level 3
Investments:
Short-term investments	$274,016	$274,016	$—	$—
Mutual funds:
Bond funds	30,810,766	30,810,766	—	—
Balanced funds	44,367,227	44,367,227	—	—
Total mutual funds	75,177,993	75,177,993	—	—
Common/collective trust funds:
Money market funds	20,330,952	—	20,330,952	—
Stable value funds	21,673,330	—	21,673,330	—
Bond funds	8,368,049	—	8,368,049	—
Blend funds	332,321,164	—	332,321,164	—
Foreign blend funds	59,544,731	—	59,544,731	—
Target maturity funds	504,267,871	—	504,267,871	—
Total common/collective trust funds	946,506,097	—	946,506,097	—
Group variable annuity	22,223,077	22,223,077	—	—
Common stock of Genworth Financial, Inc.	8,816,197	8,816,197	—	—
Total investments	$1,052,997,380	$106,491,283	$946,506,097	$—

	2024
	Total	Level 1	Level 2	Level 3
Investments:
Short-term investments	$229,061	$229,061	$—	$—
Mutual funds:
Bond funds	22,894,014	22,894,014	—	—
Balanced funds	39,904,443	39,904,443	—	—
Total mutual funds	62,798,457	62,798,457	—	—
Common/collective trust funds:
Money market funds	18,905,292	—	18,905,292	—
Stable value funds	22,196,474	—	22,196,474	—
Bond funds	6,375,178	—	6,375,178	—
Blend funds	301,936,568	—	301,936,568	—
Foreign blend funds	40,045,845	—	40,045,845	—
Target maturity funds	454,161,742	—	454,161,742	—
Total common/collective trust funds	843,621,099	—	843,621,099	—
Group variable annuity	22,582,827	22,582,827	—	—
Common stock of Genworth Financial, Inc.	7,991,695	7,991,695	—	—
Total investments	$937,223,139	$93,602,040	$843,621,099	$—